UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from   August 22, 2011 to September 21, 2011

 Commission File Number of issuing entity:   333-130030-01

GE Capital Credit Card Master Note Trust

(Exact Name of issuing entity as specified in its charter)

 Commission File Number of depositor:   333-130030

RFS Holding, L.L.C.

(Exact Name of Registrant as Specified in its Charter)

GE Capital Retail Bank

(Exact Name of Sponsor as Specified in its Charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039
(GE Capital Credit Card Master Note Trust)

(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094

(Telephone Number, Including Area Code)

No Change

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to
(check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________
Series 2009-1, Class A	|__|	|__|	|_X_|	___________
Series 2009-1, Class B	|__|	|__|	|_X_|	___________
Series 2009-1, Class C	|__|	|__|	|_X_|	___________
Series 2009-2, Class A	|__|	|__|	|_X_|	___________
Series 2009-2, Class B	|__|	|__|	|_X_|	___________
Series 2009-2, Class C	|__|	|__|	|_X_|	___________
Series 2009-4, Class A	|__|	|__|	|_X_|	___________
Series 2009-4, Class B	|__|	|__|	|_X_|	___________
Series 2009-4, Class C	|__|	|__|	|_X_|	___________
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-1, Class B	|__|	|__|	|_X_|	___________
Series 2010-1, Class C	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class B	|__|	|__|	|_X_|	___________
Series 2010-2, Class C	|__|	|__|	|_X_|	___________
Series 2010-3, Class A	|__|	|__|	|_X_|	___________
Series 2010-3, Class B	|__|	|__|	|_X_|	___________
Series 2011-1, Class A	|__|	|__|	|_X_|	___________
Series 2011-1, Class B	|__|	|__|	|_X_|	___________
Series 2011-1, Class C	|__|	|__|	|_X_|	___________
Series 2011-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class B	|__|	|__|	|_X_|	___________
Series 2011-2, Class C	|__|	|__|	|_X_|	___________
Series 2011-3, Class A	|__|	|__|	|_X_|	___________
Series 2011-3, Class B	|__|	|__|	|_X_|	___________
Series 2011-3, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, and 99.11.

PART II - Other Information

Item 3.  Sales of Securities and Use of Proceeds

On September 20, 2011, GE Capital Credit Card Master Note Trust issued $750,000,000.00 of Series 2011-3 Class A Asset Back Notes (the “Class A Notes”), $108,196,721.00 of Series 2011-3 Class B Asset Back Notes (the “Class B Notes”), and $71,311,476.00 of Series 2011-3 Class C Asset Back Notes (the “Class C Notes”) described in a Prospectus Supplement dated September 12, 2011 to a Prospectus dated September 12, 2011.  The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2011-3 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on September 21, 2011.

Item 8 Other Information.

	Sep-11	Aug-11	Jul-11	3 Month Avg.
Gross Trust Yield	24.25%	24.09%	23.32%	23.89%
Gross Charge-Off Rate	6.81%	7.09%	7.18%	7.03%
Trust excess spread percentage	13.10%	12.51%	11.70%	12.44%
Payment Rate	14.45%	14.37%	14.44%	14.42%

Delinquency Data
1-29 Days Delinquent	4.38%	3.79%	3.82%	4.00%
30-59 Days Delinquent	1.37%	1.26%	1.23%	1.29%
60-89 Days Delinquent	0.93%	0.88%	0.83%	0.88%
90-119 Days Delinquent	0.72%	0.66%	0.62%	0.67%
120-149 Days Delinquent	0.58%	0.54%	0.51%	0.54%
150-179 Days Delinquent	0.48%	0.41%	0.45%	0.45%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 17.2	$ 17.1	$ 17.3

As of October 1, 2011, GE Money Bank changed its name to GE Capital Retail Bank.

Item 9 Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for October 17, 2011 Payment Date.

99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for October 17, 2011 Payment Date.

99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for October 17, 2011 Payment Date.

99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for October 17, 2011 Payment Date.

99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for October 17, 2011 Payment Date.

99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for October 17, 2011 Payment Date.

99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for October 17, 2011 Payment Date.

99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for October 17, 2011 Payment Date.

99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for October 17, 2011 Payment Date.

99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for October 17, 2011 Payment Date.

99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for October 17, 2011 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: October 17, 2011	By: /s/ Vishal Gulati
Name: Vishal Gulati
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for October 17, 2011 Payment Date.

99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for October 17, 2011 Payment Date.

99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for October 17, 2011 Payment Date.

99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for October 17, 2011 Payment Date.

99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for October 17, 2011 Payment Date.

99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for October 17, 2011 Payment Date.

99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for October 17, 2011 Payment Date.

99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for October 17, 2011 Payment Date.

99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for October 17, 2011 Payment Date.

99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for October 17, 2011 Payment Date.

99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for October 17, 2011 Payment Date.